CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 704,001	$ 506,000	$ 2,123,587	$ 1,014,000
Cost of sales	240,033	219,000	1,008,843	305,000
Gross profit	463,968	287,000	1,114,744	709,000
Expenses
Selling, general and administrative	856,388	809,000	3,447,014	3,434,000
Depreciation and amortization	252,697	223,000	906,060	655,000
Total operating expenses	1,109,085	1,032,000	4,353,074	4,089,000
Loss from operations	(645,117)	(745,000)	(3,238,330)	(3,380,000)
Other income (expenses)
Interest expense	(167,797)	(35,000)	(238,820)	(236,000)
Other income (expense)	0	0	(50,733)	(64,000)
Gain on cancellation of liabilities	0	0	36,642	697,000
Total other income (expense)	(167,797)	(35,000)	(252,911)	397,000
Net loss	$ (812,914)	$ (780,000)	$ (3,491,241)	$ (2,983,000)
Net loss per share available to common stockholders, basic and diluted	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.05)
Weighted average number of shares, basic and diluted	115,776,822	69,844,262	76,459,645	58,546,699